Financial instruments (Details 5) (Recurring basis, CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	114	0
Transfers in, liabilities	0	0
Transfers out, liabilities	(127)	0
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	0	119
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	0	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	13	(5)
Balance at end of period, liabilities	0	114
Due to banks and customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	55	25
Transfers in, liabilities	0	0
Transfers out, liabilities	0	0
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	45	51
Settlements, liabilities	(19)	(3)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	16	(13)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	3	(5)
Balance at end of period, liabilities	100	55
Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	5,564	5,356
Transfers in, liabilities	2,471	1,503
Transfers out, liabilities	(1,655)	(1,537)
Purchases, liabilities	36	66
Sales, liabilities	(39)	(197)
Issuances, liabilities	1,526	1,561
Settlements, liabilities	(2,778)	(2,556)
Gain (loss) on transfers in/out included in trading revenues, liabilities	251	235
Gain (loss) on all other activity included in trading revenues, liabilities	469	1,302
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	572	(169)
Balance at end of period, liabilities	6,417	5,564
Trading Liabilities | Interest rate derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,129	1,357
Transfers in, liabilities	56	75
Transfers out, liabilities	(109)	(134)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	72	107
Settlements, liabilities	(499)	(508)
Gain (loss) on transfers in/out included in trading revenues, liabilities	1	10
Gain (loss) on all other activity included in trading revenues, liabilities	429	254
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	123	(32)
Balance at end of period, liabilities	1,202	1,129
Trading Liabilities | Foreign exchange derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	938	1,648
Transfers in, liabilities	0	13
Transfers out, liabilities	(2)	(21)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	5	15
Settlements, liabilities	(239)	(662)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(4)	(16)
Gain (loss) on all other activity included in trading revenues, liabilities	(205)	(21)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	67	(18)
Balance at end of period, liabilities	560	938
Trading Liabilities | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,230	819
Transfers in, liabilities	1,906	1,001
Transfers out, liabilities	(587)	(590)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	473	655
Settlements, liabilities	(885)	(856)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(16)	39
Gain (loss) on all other activity included in trading revenues, liabilities	496	186
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	143	(24)
Balance at end of period, liabilities	2,760	1,230
Trading Liabilities | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,896	1,003
Transfers in, liabilities	478	360
Transfers out, liabilities	(941)	(676)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	656	632
Settlements, liabilities	(890)	(380)
Gain (loss) on transfers in/out included in trading revenues, liabilities	273	210
Gain (loss) on all other activity included in trading revenues, liabilities	(201)	831
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	195	(84)
Balance at end of period, liabilities	1,466	1,896
Short-term borrowings.
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	165	124
Transfers in, liabilities	67	43
Transfers out, liabilities	(74)	(99)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	382	318
Settlements, liabilities	(456)	(216)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(3)	0
Gain (loss) on all other activity included in trading revenues, liabilities	0	3
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	14	(8)
Balance at end of period, liabilities	95	165
Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	9,780	10,098
Transfers in, liabilities	2,441	2,322
Transfers out, liabilities	(3,475)	(2,375)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	8,432	5,006
Settlements, liabilities	(3,870)	(5,330)
Gain (loss) on transfers in/out included in trading revenues, liabilities	144	25
Gain (loss) on all other activity included in trading revenues, liabilities	(338)	321
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	(1)
Foreign currency translation impact, liabilities	1,494	(286)
Balance at end of period, liabilities	14,608	9,780
Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	6,217	6,189
Transfers in, liabilities	1,468	453
Transfers out, liabilities	(1,931)	(1,226)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	5,930	3,602
Settlements, liabilities	(2,027)	(2,534)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(6)	(18)
Gain (loss) on all other activity included in trading revenues, liabilities	(406)	(36)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	(1)
Foreign currency translation impact, liabilities	1,022	(212)
Balance at end of period, liabilities	10,267	6,217
Long-term debt | Long-term debt - of which nonrecourse liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,552	2,551
Transfers in, liabilities	924	1,836
Transfers out, liabilities	(1,007)	(670)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,170	818
Settlements, liabilities	(1,153)	(2,128)
Gain (loss) on transfers in/out included in trading revenues, liabilities	155	24
Gain (loss) on all other activity included in trading revenues, liabilities	10	151
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	301	(30)
Balance at end of period, liabilities	2,952	2,552
Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,861	2,848
Transfers in, liabilities	121	227
Transfers out, liabilities	(133)	(149)
Purchases, liabilities	530	213
Sales, liabilities	(1,215)	(393)
Issuances, liabilities	649	10
Settlements, liabilities	(233)	(86)
Gain (loss) on transfers in/out included in trading revenues, liabilities	11	(17)
Gain (loss) on all other activity included in trading revenues, liabilities	114	70
Gain (loss) on transfers in/out included in other revenues, liabilities	3	26
Gain (loss) on all other activity included in other revenues, liabilities	361	217
Foreign currency translation impact, liabilities	294	(105)
Balance at end of period, liabilities	3,363	2,861
Other liabilities | Other liabilities - of which failed sales
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,143	1,160
Transfers in, liabilities	76	176
Transfers out, liabilities	(50)	(82)
Purchases, liabilities	292	154
Sales, liabilities	(949)	(308)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	29	72
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	(2)	0
Foreign currency translation impact, liabilities	77	(29)
Balance at end of period, liabilities	616	1,143
Liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	18,539	18,451
Transfers in, liabilities	5,100	4,095
Transfers out, liabilities	(5,464)	(4,160)
Purchases, liabilities	566	279
Sales, liabilities	(1,254)	(590)
Issuances, liabilities	11,034	7,065
Settlements, liabilities	(7,356)	(8,191)
Gain (loss) on transfers in/out included in trading revenues, liabilities	403	243
Gain (loss) on all other activity included in trading revenues, liabilities	261	1,683
Gain (loss) on transfers in/out included in other revenues, liabilities	3	26
Gain (loss) on all other activity included in other revenues, liabilities	361	216
Foreign currency translation impact, liabilities	2,390	(578)
Balance at end of period, liabilities	24,583	18,539
Bank | Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	114	0
Transfers in, liabilities	0	0
Transfers out, liabilities	(127)	0
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	0	119
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	0	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	13	(5)
Balance at end of period, liabilities	0	114
Bank | Due to banks and customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	55	25
Transfers in, liabilities	0	0
Transfers out, liabilities	0	0
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	45	51
Settlements, liabilities	(19)	(3)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	16	(13)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	3	(5)
Balance at end of period, liabilities	100	55
Bank | Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	5,564	5,356
Transfers in, liabilities	2,471	1,503
Transfers out, liabilities	(1,655)	(1,537)
Purchases, liabilities	36	66
Sales, liabilities	(39)	(197)
Issuances, liabilities	1,526	1,561
Settlements, liabilities	(2,778)	(2,556)
Gain (loss) on transfers in/out included in trading revenues, liabilities	251	235
Gain (loss) on all other activity included in trading revenues, liabilities	469	1,302
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	572	(169)
Balance at end of period, liabilities	6,417	5,564
Bank | Trading Liabilities | Interest rate derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,129	1,357
Transfers in, liabilities	56	75
Transfers out, liabilities	(109)	(134)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	72	107
Settlements, liabilities	(499)	(508)
Gain (loss) on transfers in/out included in trading revenues, liabilities	1	10
Gain (loss) on all other activity included in trading revenues, liabilities	429	254
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	123	(32)
Balance at end of period, liabilities	1,202	1,129
Bank | Trading Liabilities | Foreign exchange derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	938	1,648
Transfers in, liabilities	0	13
Transfers out, liabilities	(2)	(21)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	5	15
Settlements, liabilities	(239)	(662)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(4)	(16)
Gain (loss) on all other activity included in trading revenues, liabilities	(205)	(21)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	67	(18)
Balance at end of period, liabilities	560	938
Bank | Trading Liabilities | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,230	819
Transfers in, liabilities	1,906	1,001
Transfers out, liabilities	(587)	(590)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	473	655
Settlements, liabilities	(885)	(856)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(16)	39
Gain (loss) on all other activity included in trading revenues, liabilities	496	186
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	143	(24)
Balance at end of period, liabilities	2,760	1,230
Bank | Trading Liabilities | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,896	1,003
Transfers in, liabilities	478	360
Transfers out, liabilities	(941)	(676)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	656	632
Settlements, liabilities	(890)	(380)
Gain (loss) on transfers in/out included in trading revenues, liabilities	273	210
Gain (loss) on all other activity included in trading revenues, liabilities	(201)	831
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	195	(84)
Balance at end of period, liabilities	1,466	1,896
Bank | Short-term borrowings.
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	165	124
Transfers in, liabilities	67	43
Transfers out, liabilities	(74)	(99)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	382	318
Settlements, liabilities	(456)	(216)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(3)	0
Gain (loss) on all other activity included in trading revenues, liabilities	0	3
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	14	(8)
Balance at end of period, liabilities	95	165
Bank | Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	9,780	10,098
Transfers in, liabilities	2,441	2,322
Transfers out, liabilities	(3,475)	(2,375)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	8,432	5,006
Settlements, liabilities	(3,870)	(5,330)
Gain (loss) on transfers in/out included in trading revenues, liabilities	144	25
Gain (loss) on all other activity included in trading revenues, liabilities	(338)	321
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	(1)
Foreign currency translation impact, liabilities	1,494	(286)
Balance at end of period, liabilities	14,608	9,780
Bank | Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	6,217	6,189
Transfers in, liabilities	1,468	453
Transfers out, liabilities	(1,931)	(1,226)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	5,930	3,602
Settlements, liabilities	(2,027)	(2,534)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(6)	(18)
Gain (loss) on all other activity included in trading revenues, liabilities	(406)	(36)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	(1)
Foreign currency translation impact, liabilities	1,022	(212)
Balance at end of period, liabilities	10,267	6,217
Bank | Long-term debt | Long-term debt - of which nonrecourse liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,552	2,551
Transfers in, liabilities	924	1,836
Transfers out, liabilities	(1,007)	(670)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,170	818
Settlements, liabilities	(1,153)	(2,128)
Gain (loss) on transfers in/out included in trading revenues, liabilities	155	24
Gain (loss) on all other activity included in trading revenues, liabilities	10	151
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	301	(30)
Balance at end of period, liabilities	2,952	2,552
Bank | Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,859	2,847
Transfers in, liabilities	121	227
Transfers out, liabilities	(133)	(149)
Purchases, liabilities	530	213
Sales, liabilities	(1,215)	(393)
Issuances, liabilities	647	10
Settlements, liabilities	(233)	(86)
Gain (loss) on transfers in/out included in trading revenues, liabilities	11	(17)
Gain (loss) on all other activity included in trading revenues, liabilities	114	70
Gain (loss) on transfers in/out included in other revenues, liabilities	3	26
Gain (loss) on all other activity included in other revenues, liabilities	359	217
Foreign currency translation impact, liabilities	295	(106)
Balance at end of period, liabilities	3,358	2,859
Bank | Other liabilities | Other liabilities - of which failed sales
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,143	1,160
Transfers in, liabilities	76	176
Transfers out, liabilities	(50)	(82)
Purchases, liabilities	292	154
Sales, liabilities	(949)	(308)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	29	72
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	(2)	0
Foreign currency translation impact, liabilities	77	(29)
Balance at end of period, liabilities	616	1,143
Bank | Liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	18,537	18,450
Transfers in, liabilities	5,100	4,095
Transfers out, liabilities	(5,464)	(4,160)
Purchases, liabilities	566	279
Sales, liabilities	(1,254)	(590)
Issuances, liabilities	11,032	7,065
Settlements, liabilities	(7,356)	(8,191)
Gain (loss) on transfers in/out included in trading revenues, liabilities	403	243
Gain (loss) on all other activity included in trading revenues, liabilities	261	1,683
Gain (loss) on transfers in/out included in other revenues, liabilities	3	26
Gain (loss) on all other activity included in other revenues, liabilities	359	216
Foreign currency translation impact, liabilities	2,391	(579)
Balance at end of period, liabilities	24,578	18,537